Employee benefit expenses	12 Months Ended
Dec. 31, 2019
Employee benefit expenses
Employee benefit expenses

7 Employee benefit expenses

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Wages and salaries	141,844	169,546	186,716
Share-based compensation expenses	—	—	47,788
Pension costs - defined contribution plans	9,377	12,026	12,935
Other staff welfare expenses	9,632	9,734	11,056
	160,853	191,306	258,495